Non-current trade receivables and other non-current assets	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Disclosure of Non-current trade receivables and other non-current assets [text block]
2.5.9	Non-current trade receivables and other non-current assets

	As at June 30,	As at December 31,
(€‘000)	2023	2022

R&D Tax credit receivable	2 782	3 454

Total Non-current Grant recevables	2 782	3 454

Deposits	209	264

Total Other non-current assets	209	264

In 2017, the Group recognized for the first time a R&D tax credit (€1.2 million) receivable from the Federal Government that included a one-time
catch-up
effect. Since 2018, further R&D tax credit receivables are recorded on an annual basis. During the six-month
period ended June 30, 2023, the Group recorded an additional R&D tax credit of €0.1 million and classified as current grant receivables the fiscal year 2018 R&D tax credit for €0,8 million (see note 2.5.10).

During the year ended December 31, 2022, the Group received €0.8 million related to the fiscal year 2017 R&D tax credit. Based on facts and circumstances, the Group believes that all the receivables and/or financial fixed assets are recoverable and thus, the Group estimates that no reserve is required.
The
non-current
assets relate to security deposits paid to the lessors of the building leased by the Group and a deposit to the Social Security administration.